Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position
	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A. & Longevity Maritime Limited	37,000	(448)	36,552

	Total at December 31, 2020	37,000	(448)	36,552
	Less: Current Portion	(5,970)	305	(5,665)
	Long-Term Portion	31,030	(143)	30,887

	Total at December 31, 2019	38,487	(741)	37,746
	Less: Current Portion	(1,487)	292	(1,195)
	Long-Term Portion	37,000	(449)	36,551

Long-Term Debt, net - Annual loan principal paymetns
December 31,	EnTrust
2021	5,970
2022	31,030
2023 and thereafter	-
Total	37,000

				(c)
December 31,	(a) EnTrust	(b) Firment		Convertible Note		Total
2020	-	800	*	3,309	*	4,109
2021	5,970	-		-		5,970
2022 and thereafter	31,030	-		-		31,030
Total	37,000	800		3,309		41,109

* This table represents the maturities before the waivers/extensions acquired within the first quarter of 2020.